Earnings Per Share (Tables)	Nov. 18, 2019
Earnings Per Share [Abstract]
Earnings Per Share Computation
The following table presents the calculation of Dominion Energy’s basic and diluted EPS:

	Three Months Ended March 31,
	2019	2018
(millions, except EPS)
Net income (loss) attributable to Dominion Energy	$(680)	$503

Average shares of common stock outstanding – Basic	793.1	650.5
Net effect of dilutive securities	—	—

Average shares of common stock outstanding – Diluted	793.1	650.5

Earnings Per Common Share – Basic	$(0.86)	$0.77
Earnings Per Common Share – Diluted	$(0.86)	$0.77